CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash and cash equivalents	$ 68,547	¥ 478,200	¥ 800,997	¥ 291,973
Restricted cash	101,343	706,988	1,011,705	1,438,028
Cash, cash equivalents and restricted cash reclassified as held for sale assets	3,594	25,074	1,001,325	179,202
Total cash, cash equivalents and restricted cash	$ 173,484	¥ 1,210,262	¥ 2,814,027	¥ 1,909,203